CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
Restricted cash (in dollars)	$ 17,940,020	$ 17,272,542
Investments in Non-Consolidated LLCs cost (in dollars)	$ 108,415,115	$ 157,905,014
General Partner, Units	3,355,287	3,211,292
Limited Partners, Units	250,849,166	350,651,611